Condensed Consolidated Statement of Operations and Comprehensive Loss (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended
	Sep. 30, 2024		Dec. 31, 2024		Sep. 30, 2025
Research and development	$ 13,659	[1]	$ 31,234	[2]	$ 64,580	[1]
General and administrative	1,896	[3]	4,304	[4]	13,983	[3]
Change in fair value of Convertible Notes payable	1,700	[5]	12,600	[6]	21,584	[5]
Related Party
Research and development	13,200		24,600		17,500
General and administrative	900		1,000		200
Change in fair value of Convertible Notes payable	$ 400		$ 2,700		$ 4,600

[1]	Includes related party amounts of $5.8 million and $17.5 million for the three and nine months ended September 30, 2025, respectively, and $13.1 million for the three months ended September 30, 2024 and $13.2 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[2]	Includes related party amount of $24.6 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).
[3]	Includes related party amounts of $0.2 million for both the three and nine months ended September 30, 2025, and $0.4 million for the three months ended September 30, 2024 and $0.9 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[4]	Includes related party amount of $1.0 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).
[5]	Includes related party amounts of $4.6 million for the nine months ended September 30, 2025, and none for the three months ended September 30, 2025. Includes related party amounts of $0.4 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[6]	Includes related party amount of $2.7 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).